UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Magellan® Fund

June 30, 2012

1.803299.108

MAG-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Hotels, Restaurants & Leisure - 3.6%
Brinker International, Inc. (e)	4,398,100	$ 140,167
Chipotle Mexican Grill, Inc. (a)	97,400	37,007
Dunkin' Brands Group, Inc. (d)	1,596,598	54,827
Las Vegas Sands Corp.	582,200	25,320
McDonald's Corp.	2,074,300	183,638
Starbucks Corp.	1,635,212	87,190
		528,149
Household Durables - 1.3%
D.R. Horton, Inc.	3,236,311	59,483
Lennar Corp. Class A (d)	1,922,885	59,436
Ryland Group, Inc.	615,060	15,733
Toll Brothers, Inc. (a)	1,825,354	54,268
		188,920
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	800,504	182,795
Priceline.com, Inc. (a)	62,986	41,855
		224,650
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	254,800	18,213
Multiline Retail - 1.5%
Dollar General Corp. (a)	2,220,800	120,789
Dollar Tree, Inc. (a)	1,755,466	94,444
		215,233
Specialty Retail - 4.9%
AutoZone, Inc. (a)	198,700	72,957
Bed Bath & Beyond, Inc. (a)	915,300	56,566
Home Depot, Inc.	1,411,200	74,779
Limited Brands, Inc.	2,854,848	121,417
Lowe's Companies, Inc.	2,758,500	78,452
PetSmart, Inc.	673,400	45,912
Sally Beauty Holdings, Inc. (a)	1,371,600	35,305
TJX Companies, Inc.	4,275,300	183,539
Tractor Supply Co.	702,201	58,325
		727,252
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	476,604	37,075
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	302,500	$ 42,368
VF Corp.	372,830	49,754
		129,197
TOTAL CONSUMER DISCRETIONARY		2,031,614
CONSUMER STAPLES - 9.3%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	346,960	27,355
Beam, Inc.	1,455,200	90,935
Dr Pepper Snapple Group, Inc.	2,790,973	122,105
Monster Beverage Corp. (a)	290,000	20,648
Pernod Ricard SA (d)	334,500	35,668
SABMiller PLC	724,900	29,007
		325,718
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	3,228,272	150,857
Wal-Mart Stores, Inc.	683,800	47,675
Whole Foods Market, Inc.	672,113	64,066
		262,598
Food Products - 0.3%
Nestle SA	561,381	33,447
Smart Balance, Inc. (a)	890,700	8,364
		41,811
Household Products - 3.2%
Colgate-Palmolive Co.	2,008,276	209,062
Kimberly-Clark Corp.	702,438	58,843
Procter & Gamble Co.	3,079,500	188,619
Reckitt Benckiser Group PLC	266,800	14,061
		470,585
Personal Products - 1.8%
Estee Lauder Companies, Inc. Class A	2,358,000	127,615
Herbalife Ltd.	1,136,500	54,927
Nu Skin Enterprises, Inc. Class A	1,213,381	56,908
Schiff Nutrition International, Inc. (a)(e)	2,036,593	36,557
		276,007
TOTAL CONSUMER STAPLES		1,376,719
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.7%
Energy Equipment & Services - 1.1%
Cameron International Corp. (a)	791,300	$ 33,796
Dresser-Rand Group, Inc. (a)	482,853	21,506
Ensco PLC Class A	288,900	13,570
National Oilwell Varco, Inc.	865,400	55,766
Schlumberger Ltd.	515,462	33,459
		158,097
Oil, Gas & Consumable Fuels - 9.6%
Anadarko Petroleum Corp.	983,900	65,134
Atlas Pipeline Partners, LP	221,500	6,906
Cabot Oil & Gas Corp.	1,251,418	49,306
Chevron Corp.	3,664,100	386,563
Exxon Mobil Corp.	5,035,624	430,898
HollyFrontier Corp.	463,300	16,415
Marathon Oil Corp.	1,442,700	36,890
Marathon Petroleum Corp.	801,200	35,990
Murphy Oil Corp.	513,400	25,819
Occidental Petroleum Corp.	2,431,200	208,524
Phillips 66 (a)	1,095,200	36,404
Valero Energy Corp.	1,331,300	32,151
Williams Companies, Inc.	3,148,400	90,737
		1,421,737
TOTAL ENERGY		1,579,834
FINANCIALS - 11.9%
Capital Markets - 1.1%
Charles Schwab Corp.	4,201,668	54,328
Morgan Stanley	4,163,268	60,742
TD Ameritrade Holding Corp.	2,704,376	45,974
		161,044
Commercial Banks - 3.6%
U.S. Bancorp	6,093,659	195,972
Wells Fargo & Co.	10,031,455	335,452
		531,424
Consumer Finance - 0.7%
Capital One Financial Corp.	1,382,700	75,578
SLM Corp.	1,799,600	28,272
		103,850
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 2.3%
Bank of America Corp.	7,516,600	$ 61,486
CBOE Holdings, Inc.	879,000	24,331
Citigroup, Inc.	6,168,616	169,082
JPMorgan Chase & Co.	2,450,298	87,549
		342,448
Insurance - 2.5%
Berkshire Hathaway, Inc. Class B (a)	3,579,966	298,319
MetLife, Inc.	2,345,621	72,362
		370,681
Real Estate Investment Trusts - 1.4%
American Tower Corp.	2,381,161	166,467
CBL & Associates Properties, Inc.	1,224,863	23,934
Digital Realty Trust, Inc.	194,200	14,579
		204,980
Real Estate Management & Development - 0.3%
Rialto Real Estate Fund LP (e)(g)(h)	500,000	29,312
RREF CMBS AIV, LP (e)(h)(i)	500,000	15,184
		44,496
TOTAL FINANCIALS		1,758,923
HEALTH CARE - 9.2%
Biotechnology - 4.9%
Achillion Pharmaceuticals, Inc. (a)	574,025	3,559
Acorda Therapeutics, Inc. (a)	640,100	15,081
Affymax, Inc. (a)	540,100	6,956
Alexion Pharmaceuticals, Inc. (a)	370,760	36,816
Alkermes PLC (a)	828,500	14,060
Alnylam Pharmaceuticals, Inc. (a)	309,271	3,609
Amgen, Inc.	1,956,866	142,929
Amicus Therapeutics, Inc. (a)(e)	4,383,004	24,107
ARIAD Pharmaceuticals, Inc. (a)	2,454,371	42,240
ArQule, Inc. (a)	2,140,263	12,692
AVEO Pharmaceuticals, Inc. (a)	935,115	11,371
Biogen Idec, Inc. (a)	807,704	116,616
BioMarin Pharmaceutical, Inc. (a)	994,039	39,344
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Clovis Oncology, Inc. (d)	375,200	8,134
Dynavax Technologies Corp. (a)	870,800	3,762
Exelixis, Inc. (a)	658,284	3,640
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	1,650,700	$ 84,648
Halozyme Therapeutics, Inc. (a)	149,100	1,321
Lexicon Pharmaceuticals, Inc. (a)	4,425,200	9,957
Medivation, Inc. (a)	212,600	19,432
Merrimack Pharmaceuticals, Inc.	445,100	3,240
Neurocrine Biosciences, Inc. (a)	1,585,393	12,540
NPS Pharmaceuticals, Inc. (a)	49,700	428
Synageva BioPharma Corp. (a)	213,120	8,644
Theravance, Inc. (a)	400,000	8,888
Threshold Pharmaceuticals, Inc. (a)(d)	2,083,800	15,420
United Therapeutics Corp. (a)	307,000	15,160
Vertex Pharmaceuticals, Inc. (a)	629,500	35,202
Vical, Inc. (a)	2,756,700	9,924
ZIOPHARM Oncology, Inc. (a)	1,331,069	7,920
		717,640
Health Care Equipment & Supplies - 0.3%
Alere, Inc. (a)	602,800	11,718
HeartWare International, Inc. (a)	319,500	28,372
		40,090
Health Care Providers & Services - 2.4%
Express Scripts Holding Co. (a)	1,264,049	70,572
McKesson Corp.	636,700	59,691
UnitedHealth Group, Inc.	2,882,500	168,626
WellPoint, Inc.	938,381	59,859
		358,748
Health Care Technology - 0.2%
athenahealth, Inc. (a)(d)	273,700	21,669
Pharmaceuticals - 1.4%
Allergan, Inc.	19,300	1,787
AVANIR Pharmaceuticals Class A (a)	3,402,400	13,337
Elan Corp. PLC sponsored ADR (a)	2,647,000	38,620
Eli Lilly & Co.	2,129,579	91,380
Jazz Pharmaceuticals PLC (a)	327,800	14,754
Valeant Pharmaceuticals International, Inc. (Canada) (a)	777,200	34,864
ViroPharma, Inc. (a)	647,400	15,343
XenoPort, Inc. (a)	254,100	1,535
		211,620
TOTAL HEALTH CARE		1,349,767
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.7%
Precision Castparts Corp.	405,100	$ 66,635
Raytheon Co.	1,729,600	97,878
Textron, Inc.	1,318,410	32,789
United Technologies Corp.	2,582,400	195,049
		392,351
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	381,300	30,031
Airlines - 0.2%
Copa Holdings SA Class A	441,100	36,382
Building Products - 0.2%
Owens Corning (a)	759,552	21,678
Construction & Engineering - 0.2%
Fluor Corp.	679,078	33,506
Electrical Equipment - 1.1%
AMETEK, Inc.	1,034,919	51,653
Hubbell, Inc. Class B	929,700	72,461
Regal-Beloit Corp.	520,519	32,408
		156,522
Industrial Conglomerates - 2.2%
Danaher Corp.	2,090,800	108,889
General Electric Co.	9,970,178	207,779
		316,668
Machinery - 1.5%
Cummins, Inc.	990,670	96,006
Illinois Tool Works, Inc.	1,331,500	70,423
Ingersoll-Rand PLC	1,268,511	53,506
		219,935
Professional Services - 2.1%
Advisory Board Co. (a)	612,600	30,379
Bureau Veritas SA	418,000	37,103
Equifax, Inc.	951,400	44,335
Manpower, Inc.	1,056,920	38,736
Qualicorp SA	2,697,400	23,583
Randstad Holding NV	761,300	22,327
Robert Half International, Inc.	1,552,403	44,352
Towers Watson & Co.	1,245,449	74,602
		315,417
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	629,800	$ 37,536
Quality Distribution, Inc. (a)	968,100	10,736
		48,272
TOTAL INDUSTRIALS		1,570,762
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 2.3%
Motorola Solutions, Inc.	5,668,727	272,722
QUALCOMM, Inc.	1,295,200	72,117
Tessco Technologies, Inc.	11,130	245
		345,084
Computers & Peripherals - 7.2%
Apple, Inc. (a)	1,761,259	1,028,569
EMC Corp. (a)	1,040,556	26,669
Gemalto NV	809	58
		1,055,296
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	443,176	14,541
Internet Software & Services - 4.0%
Bankrate, Inc.	671,400	12,347
Cornerstone OnDemand, Inc. (a)	2,161,500	51,465
Demandware, Inc. (d)	28,700	680
eBay, Inc. (a)	2,386,200	100,244
Facebook, Inc. Class A	737,700	22,957
Google, Inc. Class A (a)	564,500	327,450
Mail.ru Group Ltd. GDR (Reg. S) (a)	431,100	14,610
Responsys, Inc. (a)	715,100	8,667
VeriSign, Inc. (a)	1,115,734	48,613
		587,033
IT Services - 4.6%
Cognizant Technology Solutions Corp. Class A (a)	1,590,875	95,453
EPAM Systems, Inc.	243,200	4,132
Fiserv, Inc. (a)	563,857	40,722
IBM Corp.	2,155,800	421,631
Maximus, Inc.	465,915	24,111
Visa, Inc. Class A	737,600	91,189
		677,238
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV	1,464,101	$ 75,284
Avago Technologies Ltd.	623,088	22,369
Broadcom Corp. Class A	1,024,993	34,645
Cirrus Logic, Inc. (a)	280,103	8,369
NXP Semiconductors NV (a)	1,640,500	38,142
Skyworks Solutions, Inc. (a)	2,148,200	58,796
		237,605
Software - 4.2%
Aspen Technology, Inc. (a)	1,020,000	23,613
Citrix Systems, Inc. (a)	625,400	52,496
Fortinet, Inc. (a)	1,019,800	23,680
Guidewire Software, Inc. (d)	384,394	10,809
Jive Software, Inc. (d)	354,273	7,436
Kenexa Corp. (a)	773,400	22,452
MICROS Systems, Inc. (a)	484,700	24,817
Microsoft Corp.	6,667,000	203,944
Red Hat, Inc. (a)	682,657	38,556
salesforce.com, Inc. (a)	1,161,979	160,655
Sourcefire, Inc. (a)	426,400	21,917
VMware, Inc. Class A (a)	402,115	36,609
		626,984
TOTAL INFORMATION TECHNOLOGY		3,543,781
MATERIALS - 3.4%
Chemicals - 2.2%
CF Industries Holdings, Inc.	168,700	32,684
Eastman Chemical Co.	489,400	24,651
LyondellBasell Industries NV Class A	787,100	31,697
Monsanto Co.	876,800	72,582
Praxair, Inc.	1,183,632	128,696
W.R. Grace & Co. (a)	562,705	28,388
		318,698
Metals & Mining - 1.2%
AngloGold Ashanti Ltd. sponsored ADR	237,179	8,145
Barrick Gold Corp.	336,700	12,683
Commercial Metals Co.	1,602,100	20,251
Goldcorp, Inc.	449,701	16,931
Ivanhoe Mines Ltd.	1,440,380	14,204
Ivanhoe Mines Ltd. rights 7/19/12 (a)	1,596,380	1,443
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newcrest Mining Ltd.	280,846	$ 6,536
Newmont Mining Corp.	1,017,800	49,373
Randgold Resources Ltd. sponsored ADR	240,000	21,602
Reliance Steel & Aluminum Co.	457,600	23,109
Royal Gold, Inc.	129,600	10,161
		184,438
TOTAL MATERIALS		503,136
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.0%
inContact, Inc. (a)	363,600	1,822
Wireless Telecommunication Services - 0.9%
SBA Communications Corp. Class A (a)	2,341,863	133,603
TOTAL TELECOMMUNICATION SERVICES		135,425
UTILITIES - 1.8%
Electric Utilities - 1.1%
Edison International	1,326,278	61,274
NextEra Energy, Inc.	1,602,800	110,289
		171,563
Multi-Utilities - 0.7%
Sempra Energy	1,457,400	100,386
TOTAL UTILITIES		271,949
TOTAL COMMON STOCKS (Cost $12,552,558)		14,121,910
Preferred Stocks - 0.5%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (a)(h)	2,353,000	8,000
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
DocuSign, Inc. Series D (h)	2,371,047	$ 11,000
TOTAL CONVERTIBLE PREFERRED STOCKS		19,000
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	341,300	53,817
TOTAL PREFERRED STOCKS (Cost $83,218)		72,817
Convertible Bonds - 0.1%
	Principal Amount (000s)
MATERIALS - 0.1%
Metals & Mining - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(h) (Cost $10,249)	$ 9,882	10,249
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.08% 8/23/12 (Cost $1,100)	1,100	1,100
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	527,674,117	527,674
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	50,079,900	50,080
TOTAL MONEY MARKET FUNDS (Cost $577,754)		577,754
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $13,224,879)		14,783,830
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(34,111)
NET ASSETS - 100%		$ 14,749,719
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,745,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
DocuSign, Inc. Series D	6/29/12	$ 11,000
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 10,249
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 8,000
Rialto Real Estate Fund LP	2/24/11- 6/11/12	$ 23,893
RREF CMBS AIV, LP	8/10/11- 5/10/12	$ 13,378
(i) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 151
Fidelity Securities Lending Cash Central Fund	649
Total	$ 800
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amicus Therapeutics, Inc.	$ 23,041	$ 634	$ 575	$ -	$ 24,107
Brinker International, Inc.	40,967	92,510	-	520	140,167
MYR Group, Inc.	18,523	-	6,814	-	-
Rialto Real Estate Fund LP	38,476	476	9,286	-	29,312
RREF CMBS AIV, LP	11,454	3,845	-	-	15,184
Schiff Nutrition International, Inc.	18,310	7,422	-	-	36,557
Total	$ 150,771	$ 104,887	$ 16,675	$ 520	$ 245,327
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,085,431	$ 2,085,431	$ -	$ -
Consumer Staples	1,376,719	1,349,364	27,355	-
Energy	1,579,834	1,579,834	-	-
Financials*	1,758,923	1,714,427	-	44,496
Health Care	1,357,767	1,349,767	-	8,000
Industrials	1,570,762	1,570,762	-	-
Information Technology	3,554,781	3,543,781	-	11,000
Materials	503,136	496,600	6,536	-
Telecommunication Services	135,425	135,425	-	-
Utilities	271,949	271,949	-	-
Corporate Bonds	10,249	-	-	10,249
U.S. Government and Government Agency Obligations	1,100	-	1,100	-
Money Market Funds	577,754	577,754	-	-
Total Investments in Securities:	$ 14,783,830	$ 14,675,094	$ 34,991	$ 73,745
* The Fund has an unfunded commitment of $12,729 as of period end.
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $13,249,614,000. Net unrealized appreciation aggregated $1,534,216,000, of which $2,012,340,000 related to appreciated investment securities and $478,124,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012